10-Q - Segment Reporting - Total Assets for Reportable Segments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Assets	$ 17,227,094	$ 17,134,603	$ 14,699,924	$ 13,992,364
Eastern [Member]
Segment Reporting Information [Line Items]
Assets		2,752,436	2,314,663	1,908,333
Southern [Member]
Segment Reporting Information [Line Items]
Assets		3,410,888	3,154,940	3,193,211
Western [Member]
Segment Reporting Information [Line Items]
Assets		3,239,679	2,168,804	1,770,403
Central [Member]
Segment Reporting Information [Line Items]
Assets		2,803,853	2,429,811	2,256,992
Canada [Member]
Segment Reporting Information [Line Items]
Assets		2,773,882	2,513,608	2,544,379
Mid South [Member]
Segment Reporting Information [Line Items]
Assets		1,727,323	1,690,234	1,428,929
Corporate [Member]
Segment Reporting Information [Line Items]
Assets		$ 426,542	$ 427,864	$ 890,117